UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	Aberdeen Latin America Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-800-522-5465

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments

The schedule of investments for the three-month period ended March 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of March 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—92.3%
COMMON STOCKS—72.0%
ARGENTINA—3.0%
134,700	BBVA Banco Frances SA, ADR	Banks— 1.4%	$3,072,507
69,500	Globant SA (a)	Software— 1.6%	3,582,030
			6,654,537
BRAZIL—8.0%
299,100	Ambev SA, ADR	Beverages— 1.0%	2,174,457
359,000	Ultrapar Participacoes SA, ADR	Oil, Gas & Consumable Fuels— 3.5%	7,761,580
590,595	Vale SA, ADR	Metals & Mining— 3.4%	7,512,368
25,033	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	Commercial Services & Supplies— 0.1%	138,000
			17,586,405

CHILE—1.9%
121,700	Banco Santander Chile, ADR	Banks— 1.9%	4,078,167

CHINA—13.8%
869,000	China Mobile Ltd. (b)	Wireless Telecommunication Services— 3.6%	7,964,725
1,733,500	China Resources Land Ltd. (b)	Real Estate Management & Development— 2.9%	6,370,020
345,000	Ping An Insurance Group Co. of China Ltd., H Shares (b)	Insurance— 1.6%	3,557,181
235,100	Tencent Holdings Ltd. (b)	Internet Software & Services— 5.7%	12,620,059
			30,511,985

INDIA—5.7%
1,074,700	Ambuja Cements Ltd., GDR	Construction Materials— 1.7%	3,847,426
239,800	Grasim Industries Ltd., GDR	Construction Materials— 1.8%	3,884,760
273,800	Infosys Ltd., ADR	Information Technology Services— 2.2%	4,887,330
			12,619,516

ITALY—1.5%
98,500	Tenaris SA, ADR	Energy Equipment & Services— 1.5%	3,414,995

MEXICO—25.5%
729,100	Arca Continental SAB de CV	Beverages— 2.3%	5,041,939
1,575,500	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	Banks— 1.0%	2,266,189
111,902	Fomento Economico Mexicano SAB de CV, ADR	Beverages— 4.6%	10,231,200
133,681	Grupo Aeroportuario del Centro Norte SAB de CV, ADR	Transportation Infrastructure— 2.4%	5,268,368
264,340	Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure— 2.0%	4,447,688
1,430,697	Grupo Financiero Banorte SAB de CV, Class O	Banks— 3.9%	8,677,044
1,248,095	Grupo Lala SAB de CV	Food Products— 0.8%	1,701,199
1,766,200	Hoteles City Express SAB de CV (a)	Hotels, Restaurants & Leisure— 1.1%	2,423,910

See Notes to Portfolio of Investments.

Aberdeen Latin America Equity Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of March 31, 2018

3,141,700		Kimberly-Clark de Mexico SAB de CV, Class A (a)	Household Products— 2.7%	$5,892,848
4,103,200		Wal-Mart de Mexico SAB de CV	Food & Staples Retailing— 4.7%	10,382,134
				56,332,519

RUSSIA—1.9%
59,700		LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— 1.9%	4,132,434

SOUTH AFRICA—4.7%
162,200		BHP Billiton PLC (b)	Metals & Mining— 1.5%	3,244,055
317,100		MTN Group Ltd.	Wireless Telecommunication Services— 1.4%	3,187,942
441,300		Truworths International Ltd. (b)	Specialty Retail— 1.8%	4,022,863
				10,454,860

TAIWAN—3.9%
195,700		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment— 3.9%	8,563,832

UNITED STATES—2.1%
58,700		Cognizant Technology Solutions Corp., Class A	Information Technology Services— 2.1%	4,725,350
		Total Common Stocks		159,074,600

PREFERRED STOCKS—16.7%
BRAZIL—10.8%
386,200		Banco Bradesco SA, ADR, Preferred Shares	Banks— 2.1%	4,588,056
1,236,444		Itau Unibanco Holding SA, ADR, Preferred Shares	Banks— 8.7%	19,288,526
				23,876,582
REPUBLIC OF SOUTH KOREA—5.9%
13,800		Samsung Electronics Co. Ltd., GDR, Preferred Shares	Technology Hardware, Storage & Peripherals— 5.9%	13,082,400
		Total Preferred Stocks		36,958,982

PRIVATE EQUITY—0.0%
GLOBAL—0.0%*
2,237,292	(c)	Emerging Markets Ventures I, L.P. (a)(b)(d)(e)(f)(g)	Private Equity— —%	36,199
Total Private Equity—(cost $762,816)				36,199

Shares	Description	Value (US$)
EXCHANGE TRADED FUNDS—3.6%
UNITED STATES—3.6%
210,800	iShares Latin America 40 ETF	7,919,756
	Total Exchange Traded Funds	7,919,756
	Total Long-Term Investments—92.3% (cost $178,585,724)	203,989,537

SHORT-TERM INVESTMENT—7.9%
UNITED STATES—7.9%
17,489,141	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.61%(h)	17,489,141
	Total Short-Term Investment—7.9% (cost $17,489,141)	17,489,141

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of March 31, 2018

Total Investments—100.2% (cost $196,074,865)	221,478,678
Liabilities in Excess of Other Assets—(0.2)%	(511,010)
Net Assets—100.0%	$220,967,668

(a)                       Non-income producing security.

(b)                       Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(c)                        Represents contributed capital.

(d)                       Illiquid security.

(e)                        In liquidation.

(f)                         As of March 31, 2018, the aggregate amount of open commitments for the Fund is $262,708.

(g)                        Restricted security, not readily marketable. See Note (b) of the accompanying Notes to Portfolio of Investments.

(h)                       Registered investment company advised by State Street Global Advisors.  The rate shown is the current yield as of March 31, 2018.

*                               “Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR           American Depositary Receipt

ETF               Exchange-Traded Fund

GDR           Global Depositary Receipt

PLC              Public Limited Company

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Fund’s Board of Directors (the “Board”). These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved and established by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.02% of the net assets of the Fund as of March 31, 2018. The private equity private placement security in which the Fund is invested is deemed to be a restricted security. In the absence of a readily ascertainable market value, this security is valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although this security may be resold in privately negotiated transactions, the price realized on such sale could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material. This security is stated at fair value as determined by the Fund’s Pricing Committee by utilizing the net asset valuations provided by the underlying fund as a practical expedient. In determining the fair value of this investment, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to,

Notes to Portfolio of Investments (unaudited) (continued)

March 31, 2018

the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	121,295,697	37,778,903	—	159,074,600
Preferred Stocks	36,958,982	—	—	36,958,982
Exchange Traded Funds	7,919,756	—	—	7,919,756
Short-Term Investment	17,489,141	—	—	17,489,141
Total	183,663,576	37,778,903	—	221,442,479
Private Equity(a)				36,199
Total Investments				221,478,678

Amounts listed as “-” are $0 or round to $0.

(a)         Private Equity investments are measured at the net asset valuations, as a practical expedient for fair value, and are not required to be classified in the fair value hierarchy as per Accounting Standards Update 2015-07. The fair value amounts presented are intended to permit reconciliation to the total investment amount presented in the Portfolio of Investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. For the period ended March 31, 2018, there were no transfers between Levels 1, 2 or 3. For the period ended March 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Private Equity Investments:

Certain of the Fund’s investments, listed in the chart below, are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board under procedures established by the Board in the absence of readily ascertainable market values.

Notes to Portfolio of Investments (unaudited) (concluded)

March 31, 2018

Security (1)	Acquisition Date(s)	Total Commitments	Cost	Fair Value At 3/31/18	Percent of Net Assets	Cumulative Distributions Received (2)
Emerging Markets Ventures I, L.P. (3)	01/22/98 – 01/10/06	$2,500,000	$762,816	$36,199	0.02	$2,581,622
Total		$2,500,000	$762,816	$36,199	0.02	$2,581,622

(1) Emerging Markets Ventures I, L.P. is in liquidation.

(2) Cumulative Distributions include distributions received from income, realized gains or return of capital. Distributions from return of capital will reduce the cost basis of the security.

(3) Emerging Markets Ventures I, L.P. has open commitments of $262,708.

The Fund may incur certain costs in connection with the disposition of the above securities.

Subsequent Event

The completion of the reorganizations of Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc. (“ABE”), Aberdeen Israel Fund, Inc. (“ISL”), Aberdeen Indonesia Fund, Inc. (“IF”), Aberdeen Latin America Equity Fund, Inc. (“LAQ”), Aberdeen Singapore Fund, Inc. (“SGF”), Aberdeen Greater China Fund, Inc. (“GCH”) and The Asia Tigers Fund, Inc. (“GRR”) into Aberdeen Chile Fund, Inc. (the “Acquiring Fund”) occurred after the close of regular business on April 27, 2018. Effective April 30, 2018, the Acquiring Fund was renamed Aberdeen Emerging Markets Equity Income Fund, Inc. (the “Combined Fund”). The Combined Fund follows an emerging markets equity income investment strategy that utilizes leverage, and trades on the NYSE American Exchange under the ticker symbol “AEF.” Additional details regarding the Combined Fund are available on its website, www.aberdeenaef.com, including its portfolio composition, as of May 25, 2018, following the preliminary realignment in the first month of trading under the new strategy (under “Announcements”).

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)         Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Latin America Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
Principal Executive Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 30, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Latin America Equity Fund, Inc.

Date: May 30, 2018